Income Taxes - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) (Parentheticals)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	25.00%	25.00%	23.50%	19.00%	19.00%